Long-term debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
One Billion Three Hundred Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 1,300.0
Credit facility	1,300.0
Three Hundred Sixty Five Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	365.0
Credit facility	365.0
Two Hundred Eighteen Million Four Hundred Thousand Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	218.4
Credit facility	218.4
Nine Hundred Twenty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	920.0
Credit facility	920.0
One Hundred Fifty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	150.0
Credit facility	150.0
Two Hundred Ninety One Million Two Hundred Thousand Credit Facility[Member]
Debt Instrument [Line Items]
Credit facility	291.2
Credit facility	291.2
Two Hundred Thirty Five Million Three Hundred Thousand Credit Facility Member]
Debt Instrument [Line Items]
Credit facility	235.3
Credit facility	235.3
Fifty Three Million Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	53.0
Credit facility	53.0
Fifteen Million Term Loan [Member]
Debt Instrument [Line Items]
Credit facility	15.0
Credit facility	15.0
Five Million Line Of Credit [Member]
Debt Instrument [Line Items]
Credit facility	5.0
Credit facility	$ 5.0